Goodwill and Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets, Net [Abstract]
Components of and changes in carrying amount of goodwill [Table Text Block]
The following table provides the changes in the carrying amount of goodwill for 2019 and 2018:

(in thousands)	Goodwill
January 1, 2018 (Renewables Segment)	$3,020
Acquisitions (Specialty Civil Segment)	37,237
December 31, 2018	$40,257
Acquisition adjustments (Specialty Civil Segment)	(2,884)
September 30, 2019	$37,373

The following table provides the changes in the carrying amount of goodwill for 2018 and 2017:

(in thousands)	Goodwill
January 1, 2017	$3,020
Other adjustments	—
December 31, 2017	3,020
Acquisitions	37,237
December 31, 2018	$40,257

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net consisted of the following as of the dates indicated:

	September 30, 2019				December 31, 2018
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
Customer relationships	$26,500	$(3,749)	$22,751	6 years	$27,000	$(814)	$26,186	7 years
Trade name	13,400	(2,635)	10,765	4 years	13,400	(575)	12,825	5 years
Backlog	13,900	(6,791)	7,109	1 year	13,400	(1,537)	11,863	2 years
	$53,800	$(13,175)	$40,625		$53,800	$(2,926)	$50,874

Intangible assets, net consisted of the following as of the dates indicated:

	December 31, 2018				December 31, 2017
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life
Customer relationships	$27,000	$(814)	$26,186	7 years	$—	$—	$—	—
Trade names	13,400	(575)	12,825	5 years	820	(751)	69	1 year
Backlog	13,400	(1,537)	11,863	2 years	—	—	—	—
	$53,800	$(2,926)	$50,874		$820	$(751)	$69

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table provides the annual intangible amortization expense currently expected to be recognized for the years 2019 through 2023:

(in thousands)	Remainder of 2019	2020	2021	2022	2023
Amortization expense	$3,354	$11,837	$6,466	$6,466	$5,841

The following table provides the annual intangible amortization expense expected to be recognized for the years 2019 through 2023:

(in thousands)	2019	2020	2021	2022	2023
Amortization expense	$13,394	$11,700	$6,537	$6,537	$5,912